THE
                                  BEAR STEARNS
                                     FUNDS


                                  PRIME MONEY
                                MARKET PORTFOLIO














                                 ANNUAL REPORT
                                 MARCH 31, 2002

           T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S



                          PRIME MONEY MARKET PORTFOLIO
                             LETTER TO SHAREHOLDERS

                                                                  April 26, 2002

Dear Shareholders:

We are pleased to present you with the annual report for the Prime Money Market Portfolio (the "Portfolio") for the fiscal year ended March 31, 2002.

By April of 2001, signs of deterioration in the U.S. economy compelled the Federal Reserve to cut short term rates on a number of occasions, reducing the targeted Federal Funds rate from 5.00% in April 2001 to 1.75% by December--its lowest level in 40 years. As the year progressed, reductions in capital spending, widespread earnings disappointments and higher unemployment prevailed. In the weeks leading up to September 11th, companies in a variety of sectors had drawn down inventories in order to adjust to the environment of slowing growth.

The tragic events of September 11th forestalled hopes of an economic recovery and compelled the Fed to move swiftly. The Fed responded quickly to alleviate concerns of a pending financial crisis by making a 50 basis point inter-meeting rate cut on September 17th. The Fed made subsequent rate cuts at its scheduled meetings in October, November and December with the goal of providing liquidity to the markets and instilling confidence in the world's financial system.

As 2001 came to a close, stronger-than-expected consumer demand, a solid housing market and robust auto sales led to unexpected Gross Domestic Product growth of 1.7%. These promising trends continued into the first quarter of 2002. The housing market, which benefited from low mortgage rates, remained strong, and consumer spending continued to show strength as confidence levels grew. Companies that had cut production in the face of falling demand in 2001 began to rebuild inventories.

The surprising strength of the economy compelled the Fed to hold interest rates steady at its January 30th meeting. By the March 19th meeting, the Fed had shifted from a weakening to a neutral bias on the economy. Interest rates spiked across the board on this news, driven by anticipation that the Fed would raise rates at its May 7th meeting.

The first quarter of 2002 was also marked by growing anxiety over accounting and liquidity issues-a trend that began in mid-2001 with concerns surrounding certain west coast utilities. As the Enron scandal unfolded in the fourth quarter, investors began to scrutinize companies with even mildly questionable accounting practices. Several high quality issuers came under fire during the first quarter of 2002 regarding accounting issues and the perceived inadequacy of the bank lines of credit supporting their commercial paper programs. Several commercial paper issuers were driven out of the market, and were forced to draw on bank lines to pay down existing commercial paper issuance. By the quarter's end, investors were quick to sell any issuance that attracted questions of accounting or credit irregularities.

Looking forward, the sensitivity to accounting and credit issues will likely persist as the investment community demands better disclosure from corporate issuers. Given this, we plan to minimize credit exposure for the Portfolio, maintaining our focus on issuers we believe have sound accounting policies and ample backup lines of credit.

In the months ahead, our primary focus regarding investment decisions for the Portfolio will be trying to ascertain when the Fed will start increasing interest rates. Chairman Greenspan has stated that sustained consumer spending and a resurgence in capital spending will be prerequisites to the economy's growth. We therefore plan to pay special attention to the economic indicators that point to the future direction of consumer and business spending.

We appreciate your continued support. Please feel free to call us at 1-800-766-4111 with any questions or concerns you may have.


Sincerely,




/S/ DONI L. FORDYCE
-------------------
Doni L. Fordyce
President and Trustee
The Bear Stearns Funds

--------
Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.



          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2002


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                   INTEREST/
 AMOUNT                                                     DISCOUNT           MATURITY
 (000'S)                                                     RATE(S)            DATE(S)              VALUE
---------------------------------------------------------------------------------------------------------------

        CERTIFICATES OF DEPOSITS-- 32.38%

          BANKS - DOMESTIC - 3.87%
$ 40,000  Citibank N.A. [A-1+, P-1]                           1.920%           06/13/02           $  40,000,000
  32,000  Mellon Bank N.A. [A-1+, P-1]                        1.820            04/12/02              32,000,000
  30,000  State Street Bank & Trust Co. [A-1+, P-1]           1.850            05/16/02              30,000,000
                                                                                                  -------------
                                                                                                    102,000,000
                                                                                                  -------------

          BANKS - EURO - AUSTRALIA - 0.27%
   7,000  Australia & New Zealand Banking Group
             [A-1+, P-1]                                      4.220            04/25/02               7,000,045
                                                                                                  -------------

          BANKS - EURO - FRANCE - 2.84%
  16,000  BNP Paribas [A-1+, P-1]                             2.170            11/04/02              15,987,264
  11,000  Credit Agricole Indosuez [A-1+, P-1]                1.900            06/12/02              10,999,314
  48,000  Societe Generale [A-1+, P-1]                    1.650 - 1.735   04/02/02 - 04/22/02        47,998,124
                                                                                                  -------------
                                                                                                     74,984,702
                                                                                                  -------------

          BANKS - EURO - GERMANY - 4.44%
  35,000  Bayerische Landesbank Girozentrale
             [A-1+, P-1]                                  2.420 - 4.200   04/04/02 - 05/15/02        34,999,708
  23,000  Deutsche Bank AG [A-1+, P-1]                    2.300 - 4.060   07/12/02 - 11/19/02        23,012,996
  49,000  Landesbank Hessen-Thuringen Girozentrale
             [A-1+, P-1]                                  2.020 - 4.400   04/22/02 - 10/24/02        49,003,954
  10,000  Norddeutsche Landesbank Girozentrale
             [A-1+, P-1]                                      4.110            05/20/02               9,999,067
                                                                                                  -------------
                                                                                                    117,015,725
                                                                                                  -------------

          BANKS - EURO - NETHERLANDS - 0.87%
  13,000  ABN-AMRO Bank N.V. [A-1+, P-1]                      1.900            07/08/02              13,001,396
  10,000  ING Bank N.V. [A-1+, P-1]                           1.980            08/30/02               9,994,944
                                                                                                  -------------
                                                                                                     22,996,340
                                                                                                  -------------

          BANKS - EURO - SWEDEN - 0.87%
  23,000  Svenska Handelsbanken AB [A-1, P-1]                 4.020            06/17/02              23,005,685
                                                                                                  -------------

          BANKS - EURO - UNITED KINGDOM - 2.99%
  44,000  Barclays Bank plc [A-1+, P-1]                   1.850 - 4.270  04/22/02 - 07/08/02         43,999,797
  10,000  Lloyds TSB Bank plc [A-1+, P-1]                     4.080            05/20/02               9,998,675
  25,000  Royal Bank of Scotland plc [A-1+, P-1]              1.760            05/15/02              25,003,343
                                                                                                  -------------
                                                                                                     79,001,815
                                                                                                  -------------

          BANKS - YANKEE - AUSTRALIA - 0.48%
  12,500  Westpac Banking Corp. [A-1+, P-1]                   3.380            09/12/02              12,541,805
                                                                                                  -------------

          BANKS - YANKEE - CANADA - 2.31%
  21,000  Canadian Imperial Bank of Commerce [A-1+, P-1]    3.860 - 4.270  04/23/02 - 07/23/02       21,003,517
  16,000  National Bank of Canada [A-1, P-1]                  4.090            05/20/02              16,009,603
  10,000  Royal Bank of Canada [A-1+, P-1]                    2.000            10/15/02               9,983,594
  14,000  Toronto-Dominion Bank [A-1+, P-1]                   2.040            11/13/02              13,981,629
                                                                                                  -------------
                                                                                                     60,978,343
                                                                                                  -------------


The accompanying notes are an integral part of the financial statements.




                                       3





          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2002


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                   INTEREST/
 AMOUNT                                                     DISCOUNT           MATURITY
 (000'S)                                                     RATE(S)            DATE(S)              VALUE
---------------------------------------------------------------------------------------------------------------

          CERTIFICATES OF DEPOSITS (continued)

          BANKS - YANKEE - FRANCE - 2.30%
$  9,750  BNP Paribas Inc. [A-1+, P-1]                        1.860%           05/13/02           $   9,750,221
  51,000  Credit Agricole Indosuez [A-1+, P-1]             1.845 - 3.730  07/31/02 - 10/31/02        51,004,724
                                                                                                  -------------
                                                                                                     60,754,945
                                                                                                  -------------

          BANKS - YANKEE - GERMANY - 5.14%
  10,000  Bayerische Landesbank Girozentrale [A-1+, P-1]      1.880            07/08/02               9,998,808
  20,000  Deutsche Bank AG [A-1+, P-1]                        2.570            12/23/02              20,024,177
  38,500  Dresdner US Finance Inc. [A-1+, P-1]            2.160 - 2.310  11/14/02 - 12/09/02         38,510,819
  15,000  Norddeutsche Landesbank Girozentrale [A-1+, P-1]    3.810            07/30/02              15,005,118
  52,000  Westdeutsche Landesbank Gironzentrale
               [A-1+, P-1]                               1.950 - 2.650  10/22/02 - 01/27/03          52,000,586
                                                                                                  -------------
                                                                                                    135,539,508
                                                                                                  -------------

          BANKS - YANKEE - NETHERLANDS - 0.45%
  12,000  Rabobank [A-1+, P-1]                                2.395            02/19/03              12,007,898
                                                                                                  -------------

          BANKS - YANKEE - SWEDEN - 1.37%
  36,000  Svenska Handelsbanken AB [A-1, P-1]             3.640 - 4.255  06/03/02 - 08/13/02         36,076,883
                                                                                                  -------------

          BANKS - YANKEE - SWITZERLAND - 2.49%
  65,750  UBS AG [A-1+, P-1]                              1.840 - 3.855  06/06/02 - 11/29/02         65,762,455
                                                                                                  -------------

          Banks - Yankee - United Kingdom - 1.69%
  13,000  Abbey National Treasury Service [A-1+, P-1]         1.980            08/30/02              13,004,304
  19,500  National Westminster Bank plc [A-1+, P-1]           4.240            05/23/02              19,524,142
  12,000  Royal Bank of Scotland plc [A-1+, P-1]              2.250            12/06/02              11,987,846
                                                                                                  -------------
                                                                                                     44,516,292
                                                                                                  -------------

          Total Certificates of Deposits
              (cost - $854,182,441)                                                                 854,182,441
                                                                                                  -------------

          COMMERCIAL PAPER-- 17.88%

          COMMERCIAL FINANCE - 1.81%
  48,000  General Electric Capital Corp. [A-1+, P-1]      1.920 - 2.100   04/29/02 - 09/03/02        47,744,633
                                                                                                  -------------

          CORPORATE LOAN CONDUIT - 3.00%
  43,750  Centric Capital Corp. [A-1, P-1]                1.830 - 1.900  04/05/02 - 07/24/02         43,652,866
  20,512  Greenwich Funding Corp. [A-1+, P-1]                 1.830            04/12/02              20,500,530
  15,000  Greyhawk Funding, LLC [A-1+, P-1]                   1.840            05/06/02              14,973,167
                                                                                                  -------------
                                                                                                     79,126,563
                                                                                                  -------------


The accompanying notes are an integral part of the financial statements.




                                       4





          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2002


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                   INTEREST/
 AMOUNT                                                     DISCOUNT           MATURITY
 (000'S)                                                     RATE(S)            DATE(S)              VALUE
---------------------------------------------------------------------------------------------------------------



          COMMERCIAL PAPER (continued)

          Diversified Receivables Conduit - 12.50%
$ 35,000  Alpine Securitization Corp. [A-1+, P-1]       1.840 - 1.850%    04/12/02 - 04/23/02     $  34,975,207
  63,038  Barton Capital Corp. [A-1+, P-1]              1.870 - 1.880     04/11/02 - 04/15/02        62,994,558
  45,000  Delaware Funding Corp. [A-1+, P-1]            1.820 - 1.960     04/08/02 - 06/13/02        44,934,116
  34,000  Enterprise Funding Corp. [A-1+, P-1]          1.830 - 1.850     04/02/02 - 04/11/02        33,989,114
  14,000  Eureka Securitization [A-1+, P-1]                   1.840            04/30/02              13,979,249
  37,000  Park Avenue Receivables Corp. [A-1+, P-1]     1.810 - 1.830     04/11/02 - 04/12/02        36,980,431
  52,000  Sheffield Receivables Corp. [A-1+, P-1]       1.830 - 1.850     04/23/02 - 04/26/02        51,936,146
  30,000  Triple-A Funding Corp. [A-1, P-1]             1.820 - 1.830     04/08/02 - 04/10/02        29,987,518
  20,000  Windmill Funding Corp. [A-1+, P-1]                  1.820            04/01/02              20,000,000
                                                                                                  -------------
                                                                                                    329,776,339
                                                                                                  -------------

          SECURITIES DEALERS - 0.57%
  15,000  Morgan Stanley Dean Witter & Co. [A-1+, P-1]        1.770            04/01/02              15,000,000
                                                                                                  -------------

           Total Commercial Paper
                (cost - $471,647,535)                                                               471,647,535
                                                                                                  -------------

          CORPORATE OBLIGATIONS-- 8.64%

          BANKS - DOMESTIC - 3.76%
  35,000  Bank One, N.A.* [A-1, P-1]                      1.970 - 2.002   04/05/02 - 05/22/02        35,031,999
   7,000  Fleet National Bank* [A-1, P-1]                     1.995            04/30/02               7,004,527
  17,000  LaSalle National Bank [A-1+, P-1]                   2.000            08/30/02              17,000,000
  40,000  Wells Fargo Bank, N.A.* [A-1+, P-1]             1.820 - 1.840   04/01/02 - 04/15/02        40,001,118
                                                                                                  -------------
                                                                                                     99,037,644
                                                                                                  -------------

          Banks - Yankee - Canada - 0.76%
  20,000  Canadian Imperial Bank of Commerce* [A-1+, P-1]      1.780           04/01/02              20,000,000
                                                                                                  -------------

          COMMERCIAL FINANCE - 0.27%
   7,185  General Electric Capital Corp.* [A-1+, P-1]         1.900            04/24/02               7,187,808
                                                                                                  -------------

          INSURANCE - 0.76%
  20,000  Travelers Insurance Co.* [A-1+, P-1]                1.940            06/26/02              20,000,000
                                                                                                  -------------

          INVESTMENT STRUCTURE - 1.33%
  35,000  Sigma Finance Inc.* [A-1+, P-1]                 1.850 - 1.900  04/01/02 - 04/25/02         35,000,873
                                                                                                  -------------

          SECURITIES DEALERS - 1.76%
  27,000  Goldman Sachs Group L.P. (The)* [A-1+, P-1]      2.050 - 2.076   04/30/02 - 05/21/02       27,019,616
  12,000  Merrill Lynch & Co., Inc.* [A-1+, P-1]           1.890 - 2.070   04/22/02 - 04/24/02       12,004,831
   7,500  Merrill Lynch & Co., Inc. [A-1+, P-1]               4.350            06/03/02               7,500,000
                                                                                                  -------------
                                                                                                     46,524,447
                                                                                                  -------------

           Total Corporate Obligations
               (cost - $227,750,772)                                                                227,750,772
                                                                                                  -------------


The accompanying notes are an integral part of the financial statements.




                                       5






          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS

                                 MARCH 31, 2002


---------------------------------------------------------------------------------------------------------------
PRINCIPAL                                                   INTEREST/
 AMOUNT                                                     DISCOUNT           MATURITY
 (000'S)                                                     RATE(S)            DATE(S)              VALUE
---------------------------------------------------------------------------------------------------------------



          REPURCHASE AGREEMENTS **-- 41.16%
$301,000  ABN-AMRO Inc. [A-1+, P-1]                           1.900%           04/01/02           $ 301,000,000
 320,000  Goldman Sachs & Co. [A-1+, P-1]                     1.930            04/01/02             320,000,000
 420,000  JP Morgan Chase & Co. [A-1+, P-1]                   1.930            04/01/02             420,000,000
  44,610  Lehman Brothers Inc. [A-1, P-1]                     1.880            04/01/02              44,610,000
                                                                                                  -------------
          Total Repurchase Agreements
                  (cost - $1,085,610,000)                                                         1,085,610,000
                                                                                                  -------------

          Total Investments - 100.06%
                  (cost - $2,639,190,748)***                                                      2,639,190,748
          Liabilities in excess of other assets - (0.06)%                                            (1,470,175)
                                                                                                 --------------
          Net Assets - 100.00%                                                                   $2,637,720,573
                                                                                                 ==============

---------

* Variable Rate Obligations - The rate shown is the rate as of March 31, 2002 and the maturity date shown is the date the interest rate resets.
**   See notes to financial statements for description of underlying collateral.
*** The cost of investments for federal income tax purposes is substantially the same for financial reporting purposes.


The accompanying notes are an integral part of the financial statements.



          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES

                                 MARCH 31, 2002

ASSETS
    Investments, at amortized cost which approximates market value
        (identified and tax cost - $2,639,190,748) ...............   $ 2,639,190,748
  Cash ...........................................................               472
  Interest receivable ............................................        13,117,401
  Deferred organization expenses and other assets ................            57,417
                                                                     ---------------
    Total assets .................................................     2,652,366,038
                                                                     ---------------
LIABILITIES
  Payable for investments purchased ..............................         9,999,150
  Dividends payable ..............................................         4,107,882
  Advisory fee payable ...........................................           237,255
  Administration fee payable .....................................           110,952
  Custodian fee payable ..........................................            23,008
  Accrued expenses ...............................................           167,218
                                                                     ---------------
    Total liabilities ............................................        14,645,465
                                                                     ---------------
NET ASSETS
  Capital stock, $0.001 par value (unlimited shares of
    beneficial interest authorized) ..............................         2,637,756
  Paid-in capital ................................................     2,635,118,563
  Accumulated net realized loss from investments .................           (35,746)
                                                                     ---------------
    Net assets ...................................................   $ 2,637,720,573
                                                                     ---------------
CLASS Y
  Net assets .....................................................   $ 2,637,720,573
                                                                     ---------------
  Shares of beneficial interest outstanding ......................     2,637,756,319
                                                                     ---------------
  Net asset value, offering and redemption price per share .......   $          1.00
                                                                     ===============



The accompanying notes are an integral part of the financial statements.




          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS

                    FOR THE FISCAL YEAR ENDED MARCH 31, 2002





INVESTMENT INCOME
  Interest ..................................................      $ 66,499,356
                                                                   ------------
EXPENSES
  Advisory fees .............................................         4,223,268
  Administration fees .......................................         1,055,817
  Accounting fees ...........................................           441,579
  Custodian fees and expenses ...............................           237,632
  Legal and auditing fees ...................................            93,165
  Transfer agent fees and expenses ..........................            33,275
  Reports and notices to shareholders .......................            15,002
  Federal and state registration fees .......................            14,972
  Amortization of organization expenses .....................            13,089
  Trustees' fees and expenses ...............................             9,926
  Insurance expenses ........................................             8,443
  Other .....................................................            97,837
                                                                   ------------
        Total expenses before waivers .......................         6,244,005
        Less: waivers .......................................        (2,020,737)
                                                                   ------------
        Total expenses after waivers ........................         4,223,268
                                                                   ------------
Net investment income .......................................        62,276,088
                                                                   ------------

NET REALIZED GAIN ON INVESTMENTS ............................               117
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ........      $ 62,276,205
                                                                   ============



The accompanying notes are an integral part of the financial statements.




          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                       STATEMENTS OF CHANGES IN NET ASSETS



                                                                             FOR THE FISCAL
                                                                          YEARS ENDED MARCH 31,
                                                                   ----------------------------------
                                                                          2002               2001
                                                                          ----               ----

INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income ........................................   $    62,276,088    $    74,650,988
  Net realized gain/(loss) on investments ......................               117                (41)
                                                                   ---------------    ---------------

  Net increase in net assets resulting from operations .........        62,276,205         74,650,947
                                                                   ---------------    ---------------


DIVIDENDS TO SHAREHOLDERS FROM
  Net investment income ........................................       (62,276,088)       (74,650,988)
                                                                   ---------------    ---------------


SHARES OF BENEFICIAL INTEREST*
  Net proceeds from the sale of shares .........................     8,686,821,236      8,234,056,726
  Cost of shares repurchased ...................................    (8,071,947,269)    (7,244,952,498)
  Shares issued in reinvestment of dividends ...................        59,200,452         60,634,872
                                                                   ---------------    ---------------

    Net increase in net assets derived from shares of beneficial
        interest transactions ..................................       674,074,419      1,049,739,100
                                                                   ---------------    ---------------


  Total increase in net assets .................................       674,074,536      1,049,739,059

NET ASSETS
  Beginning of year ............................................     1,963,646,037        913,906,978
                                                                   ---------------    ---------------


  End of year ..................................................   $ 2,637,720,573    $ 1,963,646,037
                                                                   ===============    ===============



---------
* Share transactions at net asset value of $1.00 per share.



The accompanying notes are an integral part of the financial statements.



         T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements.


                                                                                                       FOR THE
                                                                                                        PERIOD
                                                                                                     JULY 14, 1997*
                                                                                                        THROUGH
                                                FOR THE FISCAL YEARS ENDED MARCH 31,                    MARCH 31,
                                                   2002          2001          2000        1999           1998
                                                   ----          ----          ----        ----           ----

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period            $1.0000       $1.0000      $1.0000      $1.0000        $1.0000
  Net investment income (1)                        0.0308        0.0622       0.0526       0.0524         0.0399
                                               ----------    ----------     --------     --------       --------

  Net increase in net assets resulting
    from operations                                0.0308        0.0622       0.0526       0.0524         0.0399
                                               ----------    ----------     --------     --------       --------

  Dividends to shareholders from net
    investment income                             (0.0308)      (0.0622)     (0.0526)     (0.0524)       (0.0399)
                                               ----------    ----------     --------     --------       --------


  Net asset value, end of period                  $1.0000       $1.0000      $1.0000      $1.0000        $1.0000
                                               ==========    ==========     ========     ========       ========

  Total investment return (2)                        3.13%         6.40%        5.39%        5.37%          4.08%
                                               ==========    ==========     ========     ========       ========


RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's omitted)    $2,637,721    $1,963,646     $913,907     $386,201       $121,460
  Ratio of expenses to average net assets (1)        0.20%         0.20%        0.20%        0.20%          0.13%(3)
  Ratio of net investment income to
    average net assets (1)                           2.95%         6.15%        5.36%        5.24%          5.58%(3)
  Increase/(decrease) reflected in above
    expense and net investment
    income ratios due to waivers and
    related reimbursements                           0.10%         0.13%        0.17%        0.25%          0.52%(3)


-----------
*    Commencement of investment operations.
(1)  Reflects waivers and related reimbursements.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the the last day of each period reported and includes reinvestment of dividends. Total investment return is not annualized.
(3)  Annualized.


The accompanying notes are an integral part of the financial statements.

           T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS



ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Bear Stearns Funds (the "Fund") was organized as a Massachusetts business trust on September 29, 1994 and is registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. The Fund consists of twelve separate portfolios: seven diversified portfolios, Large Cap Value Portfolio, Small Cap Value Portfolio, Income Portfolio, International Equity Portfolio, Balanced Portfolio, High Yield Total Return Portfolio and Prime Money Market Portfolio (the "Portfolio"), and five non-diversified portfolios, The Insiders Select Fund, S&P STARS Portfolio, S&P STARS Opportunities Portfolio, Focus List Portfolio and Emerging Markets Debt Portfolio. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. As of the date hereof, the Portfolio offers one class of shares, which has been designated as Class Y shares.

ORGANIZATIONAL MATTERS -- Prior to commencing investment operations on July 14, 1997, the Portfolio did not have any transactions other than those relating to organizational matters and the sale of one Class Y share to Bear, Stearns & Co. Inc. ("Bear Stearns" or the "Distributor"). Costs of $56,500, which were incurred by the Portfolio in connection with the organization, registration with the Commission and initial public offering of its shares, have been deferred and are being amortized using the straight-line method over the period of benefit not exceeding sixty months, beginning with the commencement of investment operations of the Portfolio.

MANAGEMENT ESTIMATES -- The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America, requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuations are performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain a net asset value of $1.00 per share, although there is no assurance that it will be able to do so on a continuing basis.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are recorded on the trade date (the date on which the order to buy or sell is executed). Realized gains and losses are calculated on the identified cost basis for both financial reporting and income tax purposes. Interest income and expenses are recorded on the accrual basis.

U.S. FEDERAL TAX STATUS -- The Portfolio intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing during each calendar year substantially all of its ordinary income and capital gains, if any, the Portfolio intends not to be subject to a U.S. federal excise tax.

At March 31, 2002, the Portfolio had gross capital loss carryforwards of $35,746, of which $34,426 expires in 2007, $1,279 expires in 2008 and $41 expires in 2009, available as a reduction, to the extent provided in regulations, of any future net capital gains realized. To the extent that the loss is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

REPURCHASE AGREEMENTS -- The Portfolio may purchase securities from financial institutions subject to the seller's agreement to repurchase and the Portfolio's agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with the custodian of the Portfolio and must have, at all times, an aggregate market value greater than or equal to the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

For the fiscal year ended March 31, 2002, Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., served as investment adviser pursuant to an advisory agreement with the Portfolio. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.20% of the Portfolio's average daily net assets. For the fiscal year ended March 31, 2002, Bear Stearns Funds Management Inc. ("BSFM" or the "Administrator") served as administrator to the Portfolio pursuant to an Administration Agreement. The Administrator is entitled to receive from the Portfolio a monthly fee equal to an annual rate of 0.05% of the Portfolio's average daily net assets.

For the fiscal year ended March 31, 2002, the Adviser has undertaken to limit the Portfolio's operating expenses to a maximum annual level of no more than 0.20% of its average daily net assets. As necessary, this limitation is effected by waivers by the Adviser of its advisory fees and reimbursements of expenses exceeding the advisory fee. For the fiscal year ended March 31, 2002, the Adviser waived advisory fees of $2,020,737 in order to maintain the expense limitation.

Custodial Trust Company, a wholly-owned subsidiary of The Bear Stearns Companies Inc., and an affiliate of BSAM, BSFM and Bear Stearns, serves as custodian to the Portfolio.

SHARES OF BENEFICIAL INTEREST

The Portfolio currently offers Class Y shares. There is no sales charge or contingent deferred sales charge on Class Y shares, which are offered primarily to institutional investors.

At March 31, 2002, there was an unlimited amount of $0.001 par value shares of beneficial interest authorized for the Portfolio, of which Bear Stearns and its affiliates owned 305,846,432 of Class Y shares or approximately 12% of the shares outstanding.



COLLATERAL FOR REPURCHASE AGREEMENTS

Listed below is the collateral associated with the repurchase agreement with ABN-AMRO Inc. outstanding at March 31, 2002:

                         PRINCIPAL                                                                ACCRUED
ISSUER                    AMOUNT           MATURITY DATES     INTEREST RATE(S)  MARKET VALUE     INTEREST       TOTAL VALUE
------                    ------           --------------     ----------------  ------------     --------       -----------
Fannie Mae
  Pass-through Pools    $225,638,000    09/11/02 - 11/29/16     3.25 - 7.00%    $224,473,430    $2,371,300      $226,844,730
Federal Home Loan Bank
  Pass-through Pools      68,355,000    05/15/03 - 03/03/15     3.88 - 8.24       68,957,496       891,575        69,849,071
Freddie Mac               10,000,000    06/05/07 - 06/05/07         7.36          10,098,400       228,484        10,326,884
                                                                                ------------    ----------      ------------
                                                                                $303,529,326    $3,491,359      $307,020,685
                                                                                ============    ==========      ============


Listed below is the collateral associated with the repurchase agreement with Goldman Sachs & Co. outstanding at March 31, 2002:

                         PRINCIPAL                                                                ACCRUED
ISSUER                    AMOUNT           MATURITY DATES     INTEREST RATE(S)  MARKET VALUE     INTEREST       TOTAL VALUE
------                    ------           --------------     ----------------  ------------     --------       -----------
Fannie Mae
  Pass-through Pools    $496,519,664    09/01/14 - 11/01/35     4.77 - 7.50%    $254,593,780    $1,144,314      $255,738,094
Freddie Mac
 Pass-through Pools       72,114,865    09/01/08 - 01/01/32     5.50 - 7.00       70,334,179       327,727        70,661,906
                                                                                ------------    ----------      ------------
                                                                                $324,927,959    $1,472,041      $326,400,000
                                                                                ============    ==========      ============


Listed below is the collateral associated with the repurchase agreement with JP Morgan Chase & Co. outstanding at March 31, 2002:

                         PRINCIPAL                                                                ACCRUED
ISSUER                    AMOUNT           MATURITY DATES     INTEREST RATE(S)  MARKET VALUE     INTEREST       TOTAL VALUE
------                    ------           --------------     ----------------  ------------     --------       -----------
Government National
  Mortgage Association
  Pass-through Pools    $518,878,047    08/15/30 - 03/15/32     5.50 - 8.00%    $426,287,357    $2,113,046      $428,400,403
                                                                                ============    ==========      ============


Listed below is the collateral associated with the repurchase agreement with Lehman Brothers Inc. outstanding at March 31, 2002:


                         PRINCIPAL                                                                ACCRUED
ISSUER                    AMOUNT           MATURITY DATES     INTEREST RATE(S)  MARKET VALUE     INTEREST       TOTAL VALUE
------                    ------           --------------     ----------------  ------------     --------       -----------
Fannie Mae
  Pass-through Pools     $45,148,994    11/01/02 - 03/01/32    5.50 - 10.00%    $  8,922,263     $  47,332      $  8,969,595
Freddie Mac
  Pass-through Pools      50,601,155    06/01/10 - 02/01/32     6.50 - 8.50       36,844,953       201,773        37,046,726
                                                                                ------------    ----------      ------------
                                                                                 $45,767,216      $249,105       $46,016,321
                                                                                ============    ==========      ============

CREDIT FACILITY

The Fund has entered into a demand promissory note agreement with JP Morgan Chase Bank (the "Bank") to provide an uncommitted credit facility to the Fund (on behalf of the Portfolio). The credit facility bears interest at the greater of (i) the rate otherwise in effect for such loan plus 2%, or (ii) that rate of interest from time to time announced by the Bank at its principal office as its prime commercial lending rate plus 2%, with such interest to be payable on demand and upon payment in full of such principal. The Portfolio, as a fundamental policy, is permitted to borrow in an amount up to 33 1/3% of the value of the Portfolio's assets. However, the Portfolio intends to borrow money only for temporary or emergency (not leveraging) purposes and only in amounts not to exceed 15% of its net assets.

Loans are payable on demand or upon termination of this credit facility or, for money market loans, on the last day of the interest period and, in any event, not later than 14 days from the date the loan is advanced. The Portfolio had no amounts outstanding under the credit facility at or for the fiscal year ended March 31, 2002.

           T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S




                          PRIME MONEY MARKET PORTFOLIO
                          INDEPENDENT AUDITORS' REPORT




The Board of Trustees and Shareholders,
Prime Money Market Portfolio
(a series of The Bear Stearns Funds):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Prime Money Market Portfolio (the "Portfolio") as of March 31, 2002, and the related statement of operations for the year then ended and, changes in net assets for each of the years for the two year period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Prime Money Market Portfolio as of March 31, 2002, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, NY
May 10, 2002

          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S





                              TRUSTEES AND OFFICERS





The following information is provided for each Trustee and Officer of The Bear Stearns Funds (the "Trust") as of December 31, 2001. Each Trustee oversees all 12 portfolios of the Trust. The Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling PFPC Inc. at 1-800-447-1139 or 1-800-766-4111. The mailing address of the Trustees and Officers is 383 Madison Avenue, New York, New York 10179.

----------------------------------------------------------------------------------------------------
                         POSITION WITH THE
NAME AND                 TRUST AND LENGTH         PRINCIPAL OCCUPATION(S)       OTHER DIRECTORSHIPS
AGE OF TRUSTEE           OF TIME SERVED(1)        IN THE PAST 5 YEARS           HELD BY TRUSTEE
----------------------------------------------------------------------------------------------------


                                           INDEPENDENT TRUSTEES


Peter M. Bren - 69      Trustee, since 1995     Chairman and President,         None
                                                Koll Bren Schreiber Realty
                                                Advisers (realty)
----------------------------------------------------------------------------------------------------
John S. Levy - 67       Trustee, since 2000     Managing Partner, Fayerwearther Director, SL Green
                                                Capital Partners (private
                                                investment partnership)
----------------------------------------------------------------------------------------------------
M.B. Oglesby, Jr. - 59  Trustee, since 1995     Consultant; Formerly, Chief of  None
                                                Staff to United States Trade
                                                Representative, Executive Office
                                                of the President (2001-2002);
                                                Consultant, Chairman, Oglesby
                                                Properties, Inc.; President and
                                                Chief Executive Officer,
                                                Association of American
                                                Railroads; Vice Chairman,
                                                Cassidy & Associates; Senior
                                                Vice President, RJR Nabisco
                                                (1989-1996)
----------------------------------------------------------------------------------------------------
Robert E. Richardson - 61 Trustee, since 2000   Retired; Formerly, Vice         None
                                                President, Broker/Dealer
                                                Department, Mellon Bank
                                                (financial services) (1990-1999)
----------------------------------------------------------------------------------------------------
                               "INTERESTED" TRUSTEES(2)
----------------------------------------------------------------------------------------------------
Michael Minikes - 59    Chairman of the Board   Treasurer, The Bear Stearns      Director,
                        and Trustee, since 1999 Companies Inc. and Bear, Stearns Custodial Trust Company;
                                                & Co. Inc.; Senior Managing      Director, Bear Stearns Bank
                                                Director, Bear, Stearns & Co.    plc
                                                Inc.; Co-President, Bear,
                                                Stearns Securities Corporation
                                                (1999-present)

----------------------------------------------------------------------------------------------------

Doni L. Fordyce - 43    President and Trustee,  Chief Executive Officer,         Director and President, BSAM Capital Corp.;
                        since 2000              Chief Operating Officer, Bear    Director and Chairman of the Board, Bear
                                                Stearns Asset Management Inc.    Stearns Realty Partners Corporation; Director,
                                                (2000-present); Senior Managing  Bear Stearns Asset Management (Ireland)
                                                Director, Bear Stearns FOF Asset Limited, Bear Stearns Asset Management
                                                Management LLC (1998-present),   (Luxembourg) S.A., Bear Stearns Funds plc,
                                                Bear Stearns Private Opportunity Bear Stearns Multi-Strategy Offshore Fund, Ltd.;
                                                Ventures Management LLC          Director and Executive Vice
                                                (2000-present); Senior Managing  President, Priton Holding, Inc.
                                                Director and Investment
                                                Committee Member, Bear Stearns
                                                FOF II Asset Management LLC
                                                (1998-present), Bear Stearns
                                                Ventures Management LLC
                                                (2000-present); Senior Managing
                                                Director and President's
                                                Advisory Council Committee
                                                Member, Bear, Stearns & Co. Inc.
                                                (1996-present); Investment
                                                Committee Member, Lynx New Media
                                                Ventures LP (2000-present)

----------------------------------------------------------------------------------------------------
Robert M. Steinberg - 56 Trustee, since 2001    Senior Managing Director, Bear,   None
                                                Stearns & Co. Inc.
----------------------------------------------------------------------------------------------------

1 The term of office for a Trustee is indefinite, until he or she resigns, is removed or a successor is elected and qualified.
2 The Interested Trustees are considered to be interested persons as defined by the Investment Company Act of 1940, as amended, because of their employment with The Bear Stearns Funds' adviser or principal underwriter.



                        POSITION WITH THE
NAME AND                TRUST AND LENGTH        PRINCIPAL OCCUPATION(S)         DIRECTORSHIPS
AGE OF OFFICER          OF TIME SERVED(1)       IN THE PAST 5 YEARS             HELD BY OFFICER
----------------------------------------------------------------------------------------------------------

                                    OFFICERS WHO ARE NOT TRUSTEES

----------------------------------------------------------------------------------------------------------

Barry Sommers - 33      Executive Vice          Senior Managing Director, Bear,  None
                        President, since 1998   Stearns & Co. Inc.
                                                (2000-present); Managing
                                                Director and Head of Marketing
                                                and Sales for the Trust
                                                (1997-present)

----------------------------------------------------------------------------------------------------------
Stephen A. Bornstein - 59 Vice President and    General Counsel, Bear Stearns     Director, Bear Stearns Asset Management
                          Secretary, since 1995 Asset Management Inc.             (Ireland) Limited, Bear Stearns Asset
                                                (1997-present); Managing          Management (Luxembourg) S.A, Bear Stearns Funds
                                                Director, Executive Vice          plc,  Bear Stearns Multi-Strategy Offshore
                                                President, Ethics Committee       Fund, Ltd., Bear Stearns Multi-Strategy Protected
                                                Member and Best Execution         Limited, Bear Stearns Multi-Strategy
                                                Committee Member, Bear Stearns    Protected SPV Limited;  Director, Executive
                                                Asset Management Inc.             Vice President and Secretary, BSAM Capital
                                                (1997-present); Managing          Corp.; Director and President, MBS Cayman
                                                Director and Principal 401(k)     Funding Limited.
                                                Committee Member, Bear, Stearns
                                                & Co. Inc. (1985-present); Vice
                                                President and Secretary, Bear
                                                Stearns FLLC Corp.
                                                (1996-present); General Counsel
                                                and Secretary, Bear Stearns
                                                Funds Management Inc.
                                                (1997-present); Assistant
                                                Secretary, Gregory Madison
                                                Avenue Inc. (corporation)
                                                (1998-present); Co-Secretary,
                                                New Castle Holding, Inc.
                                                (holding company)
                                                (1998-present), New Castle
                                                Holding Partners LLC (investment
                                                company) (1999-present); General
                                                Counsel, Executive Vice
                                                President and Secretary, Priton
                                                Holding, Inc. (holding company)
                                                (1998-present)

----------------------------------------------------------------------------------------------------------
Frank J. Maresca - 43   Vice President and      President and Chief Executive   None
                        Treasurer, since 1995   Officer, Bear Stearns Fund
                                                Management Inc. (1997-present);
                                                Senior Managing Director, Bear,
                                                Stearns & Co. Inc. (2001-
                                                present); Managing Director,
                                                Bear, Stearns & Co. Inc.
                                                (1997-2001); Assistant
                                                Treasurer, The Cornerstone
                                                Strategic Return Fund, Inc.
                                                (2001-present), Cornerstone
                                                Strategic Value Fund, Inc.
                                                (2001-present), EIS Fund, Inc.
                                                (2002-present) and Progressive
                                                Return Fund, Inc. (2001-present).
----------------------------------------------------------------------------------------------------------

Vincent L. Pereira - 36 Assistant Treasurer,    Executive Vice President, Bear  None
                        since 1995              Stearns Funds Management Inc.
                                                (1997-present); Managing
                                                Director, Bear, Stearns & Co.
                                                Inc. (1999-present), Associate
                                                Director, Bear, Stearns & Co.,
                                                Inc. (1997-1999)

----------------------------------------------------------------------------------------------------------


1 The term of office for an Officer is indefinite, until he or she resigns, is removed or a successor has been duly elected and qualified.


          T  H  E    B  E  A  R    S  T  E  A  R  N  S    F  U  N  D  S





                          PRIME MONEY MARKET PORTFOLIO
                                 PRIVACY NOTICE


While information is the cornerstone of our ability to provide superior service, our most important assets are our shareholders and the trust that they place in us. Keeping shareholder information secure and using it only as our shareholders would want us to are top priorities at The Bear Stearns Funds.

We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and mailers that assist us in the distribution of shareholder materials. This allows us to continue to meet your investing needs, and to effect transactions that you request or authorize.

These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.

You may have received communications regarding information privacy on policies from other financial institutions that gave you the opportunity to "opt-out" of certain information sharing with companies that are not affiliated with that financial institution. The Bear Stearns Funds does not share information with other companies for purposes of marketing solicitations. Therefore, The Bear Stearns Funds does not provide opt-out options to its shareholders.

We reserve the right to change our privacy policy at any time. The examples contained within this notice are illustrations; they are not intended to be exclusive. This notice complies with a recently enacted Federal law and new SEC regulations regarding privacy. You may have additional rights under foreign or other domestic laws that may apply to you.

May 2002

                     This page is intentionally left blank.

                                       The
                                  Bear Stearns
                                      Funds


             383 MADISON AVENUE, NEW YORK, NY 10179 1.800.766.4111


Michael Minikes                              Chairman of the Board and Trustee
Doni L. Fordyce                              President and Trustee
Peter M. Bren                                Trustee
John S. Levy                                 Trustee
M.B. Oglesby, Jr.                            Trustee
Robert E. Richardson                         Trustee
Robert M. Steinberg                          Trustee
Barry Sommers                                Executive Vice President
Stephen A. Bornstein                         Vice President and Secretary
Frank J. Maresca                             Vice President and Treasurer
Vincent L. Pereira                           Assistant Treasurer

INVESTMENT ADVISER                           DISTRIBUTOR
Bear Stearns Asset                           Bear, Stearns & Co. Inc.
Management Inc.                              383 Madison Avenue
383 Madison Avenue                           New York, NY 10179
New York, NY 10179
                                             TRANSFER AND DIVIDEND
ADMINISTRATOR                                DISBURSEMENT AGENT
Bear Stearns Funds                           PFPC Inc.
Management Inc.                              Bellevue Corporate Center
383 Madison Avenue                           400 Bellevue Parkway
New York, NY 10179                           Wilmington, DE 19808

CUSTODIAN                                    INDEPENDENT AUDITORS
Custodial Trust Company                      Deloitte & Touche LLP
101 Carnegie Center                          Two World Financial Center
Princeton, NJ 08540                          New York, NY 10281

COUNSEL
Kramer Levin
Naftalis & Frankel LLP
919 Third Avenue
New York, NY 10022









This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution to prospective investors in the Portfolio unless it is preceded or accompanied by a current prospectus which includes details regarding the Portfolio's objectives, policies, and other information. Total investment return is based on historical results and is not intended to indicate future performance.

Prime Money Market Portfolio is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Prime Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.